Long-term Debt	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Long-term Debt	LONG-TERM DEBT
The following table summarizes the Company’s long-term debt:

As at	March 31,
	2024	2023
	$	$
Senior secured revolving credit facility (the "Credit Facility") (a)	81,073	82,512
Secured loans (b)	8,537	13,192
Subordinated unsecured loans (c)	20,000	20,000
Balance of purchase price payable with a nominal value of $8,436,000 (US$6,230,000) (March 31, 2023 - $12,641,000 (US$9,345,000)), non-interest bearing (4.4% effective interest rate), payable in annual installments of $4,218,000 (US$3,115,000), maturing on July 1, 2025	8,172	11,993
Unamortized transaction costs (net of accumulated amortization of $215,000 and $1,184,000)	(400)	(507)
	117,382	127,190
Current portion of long-term debt	12,687	12,808
	104,695	114,382

(a) On December 22, 2023, the Company entered into an Amended and Restated Credit Agreement (the “Agreement”). The Agreement increased the existing available Credit Facility to a maximum amount of $140,000,000 which can be increased under an accordion provision to $190,000,000, under certain conditions, and can be drawn in Canadian dollars and the equivalent amount in U.S. dollars. It is available in prime rate advances, CORRA advances, SOFR advances and letters of credit of up to $2,500,000.
The advances bear interest at the Canadian or U.S. prime rate, plus an applicable margin ranging from 0.75% to 1.75%, or CORRA or SOFR rates, plus an applicable margin ranging from 2.00% to 3.00%, as applicable for Canadian and U.S. advances, respectively. The applicable margin is determined based on threshold limits for certain financial ratios. As security for the Credit Facility, Alithya provided a first ranking hypothec on the universality of its assets excluding any leased equipment and Investissement Québec’s first ranking lien on tax credits receivable for the financing related to refundable tax credits. Under the terms of the agreement, the Company is required to maintain certain financial covenants which are measured on a quarterly basis.
The Credit Facility now matures on April 1, 2026 and is renewable for additional one-year periods at the lender’s discretion, but the term of the Credit Facility cannot exceed three years.
As at March 31, 2024, the amount outstanding under the Credit Facility includes $71,773,000 (March 31, 2023 - $82,512,000) payable in U.S. dollars (US$53,000,000; March 31, 2023 - US$61,000,000).
The Company has an additional operating credit facility available to a maximum amount of $2,708,000 (US$2,000,000), bearing interest at U.S. prime rate plus 1.00%, with the same security and financial covenants as the Credit Facility. This operating credit facility can be terminated by the lender at any time. There was no amount outstanding under this additional operating credit facility as at March 31, 2024 and 2023.
11. LONG-TERM DEBT (CONT’D)
(b) The secured loans issued by Investissement Québec to finance the Company’s refundable tax credits have the following terms and conditions:

As at			March 31,
			2024	2023
			$	$
Year of related Refundable Tax Credit	Repayable on the earlier of the date of receipt of the refundable tax credits receivable and	Bearing interest at
2022	March 31, 2024	Prime rate + 1,00%	—	8,719
2023	March 31, 2025	Prime rate + 1,25%	8,537	4,473
			8,537	13,192

The maximum amount that can be financed for the 2023 refundable tax credits is the lesser of 90% of the eligible refundable tax credits and $10,670,000. The loans are secured by a first ranking hypothec on the universality of the Company’s financed refundable tax credits receivable and a subordinated ranking hypothec on accounts receivable and other receivables.
(c) On March 13, 2024, the Company entered into an amended agreement. The maturity of the subordinated unsecured loans with Investissement Québec, in the amount of $20,000,000, was extended from October 1, 2025 to October 1, 2026 and the loans are now renewable for one additional year at the lender’s discretion. For the period up to October 1, 2025, the first $10,000,000 bears interest at fixed rates ranging between 6.00% and 7.25% and the additional $10,000,000 bears interest ranging between 7.10% and 8.35%, determined and payable quarterly, based on threshold limits for certain financial ratios. The interest rates for the period between October 1, 2025 to October 1, 2026 will be communicated by the lender at the latest fifteen days prior to October 1, 2025. Once communicated, the Company will have the option to partially or fully repay the loans, without penalties, by October 1, 2025 at the latest.
Under the terms of the loans, the Company is required to maintain compliance with certain financial covenants which are measured on a quarterly basis.
(a)(c) The Company was in compliance with all of its financial covenants as at March 31, 2024 and 2023.